SUMMARY OF WARRANT ACTIVITY (Details) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Weighted average exercise price, beginning balance		$ 93.80	$ 1,029.40
Weighted average exercise price, exercised		$ 19.69	393.80
Weighted average exercise price, adjustments due to triggerings events		10.87
Weighted average exercise price, issued		$ 0.05
Weighted average exercise price, ending balance		10.81	93.80
Minimum [Member]
Exercise price range per share, beginning balance		90	360
Exercise price range per share, beginning balance		0.05	90
Maximum [Member]
Exercise price range per share, beginning balance		433,567	433,567
Exercise price range per share, beginning balance		$ 2,000	$ 433,567
Common Stock [Member]
Number of series seed shares warrants, beginning balance	[1]	837,023	1,456
Number of series seed shares warrants, exercised	[1]	(1,592,742)	(86,604)
Weighted average exercise price, adjustments due to triggerings events	[1]	27,995,716	922,171
Number of series ABCD warrants, issued	[1]	182,349
Number of series seed shares warrants, issued	[1]	(182,349)
Number of series seed shares warrants, beginning balance	[1]	27,422,346	837,023
ABCD Warrants [Member]
Number of series seed shares warrants, beginning balance	[1]	27	27
Number of series seed shares warrants, exercised	[1]
Weighted average exercise price, adjustments due to triggerings events	[1]
Number of series ABCD warrants, issued	[1]
Number of series seed shares warrants, issued	[1]
Number of series seed shares warrants, beginning balance	[1]	27	27
Series Seed Preferred Warrants [Member]
Number of series seed shares warrants, beginning balance		4,165	4,165
Number of series seed shares warrants, exercised
Weighted average exercise price, adjustments due to triggerings events
Number of series ABCD warrants, issued
Number of series seed shares warrants, issued
Number of series seed shares warrants, beginning balance		4,165	4,165
Warrant [Member]
Exercise price range per share, adjustments due to triggerings events		$ 10.87
Exercise price range per share, issued		0.05
Warrant [Member] | Minimum [Member]
Exercise price range per share, exercised		1.50	$ 90
Warrant [Member] | Maximum [Member]
Exercise price range per share, exercised		$ 90	7,500
Exercise price range per share, adjustments due to triggerings events			$ 90.00

[1]	Ordinary and preferred shares warrants are adjusted for the Reverse Splits.